Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2012	Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	WOUND MANAGEMENT TECHNOLOGIES, INC.
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Entity Central Index Key	0000714256
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		58,785,735
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Public Float			$ 18,857,632

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 3,608	$ 50,835
Accounts Receivable, net	63,738	450,142
Inventory, net	281,203	290,034
Employee Advances	27,140
Notes Receivable - Related Parties	959,449	13,782
Accrued Interest - Related Parties	122,090	45,299
Deferred Loan Costs	41,742	89,170
Prepaid and Other Assets	100,214	107,150
Total Current Assets	1,589,184	1,046,412
LONG-TERM ASSETS:
Property and Equipment, net		806
Intangible Assets, net	432,675	4,110,859
Deferred Loan Costs	26,090
Other Assets	27,137
Note Receivable	1,750,000	1,500,000
Accrued Interest	7,431	125,250
Total Long-Term Assets	2,243,333	5,736,915
TOTAL ASSETS	3,832,517	6,783,327
CURRENT LIABILITIES:
Accounts Payable	4,804	321,352
Accrued Royalties	428,238	428,238
Accrued Liabilities	411,686	458,218
Accrued Interest - Related Parties	2,137	101,815
Accrued Interest	60,261	23,945
Derivative Liabilities	5,417,525	2,310,983
Notes Payable - Related Parties	500,000	1,818,561
Notes Payable, net of discount	58,189	327,060
Total Current Liabilities	6,882,840	5,790,172
LONG-TERM LIABILITIES
Notes Payable, net of discount	275,041
Debentures, net of discount	534,651	435,346
Total Long-Term Liabilities	809,692	435,346
TOTAL LIABILITIES	7,692,532	6,225,518
STOCKHOLDERS' EQUITY (DEFICIT)
Series A Preferred Stock, $10 par value, 5,000,000 shares authorized; 0 issued and outstanding
Series B Preferred Stock, $10 par value, 75,000 shares authorized; 0 issued and outstanding
Common Stock: $.001 par value; 100,000,000 shares authorized; 58,754,110 issued and 58,750,021 outstanding as of December 31, 2011 and 41,316,930 issued and 41,312,841 outstanding as of December 31, 2010	58,754	41,317
Additional Paid-in Capital	33,265,232	25,251,751
Stock Subscription Receivable		(292,074)
Treasury Stock	(12,039)	(12,039)
Accumulated Deficit	(37,171,962)	(24,431,146)
Total Stockholders' Equity (Deficit)	(3,860,015)	557,809
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,832,517	$ 6,783,327

CONSOLIDATED BALANCE SHEETS PARENTHETICALS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock, Series A par value	$ 10	$ 10
Preferred Stock, Series A shares authorized	5,000,000	5,000,000
Preferred Stock, Series B par value	10	10
Preferred Stock, Series B shares authorized	$ 75,000	$ 75,000
Common stock, par or stated value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	58,754,110	41,316,930
Common stock, shares outstanding	58,750,021	41,312,841

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
REVENUES	$ 2,209,685	$ 910,420
COST OF GOODS SOLD	799,626	538,273
GROSS PROFIT	1,410,059	372,147
GENERAL AND ADMINISTRATIVE EXPENSES:
General and Administrative Expenses	2,745,938	2,337,982
Depreciation / Amortization	470,619	509,959
Impairment of Intangible Assets	3,208,372
INCOME (LOSS) FROM CONTINUING OPERATIONS:	(5,014,870)	(2,475,794)
OTHER INCOME (EXPENSES):
Gain (Loss) on Debt Settlement	(1,128,914)	(1,421,336)
Gain (Loss) from Joint Venture	27,137
Change in fair value of Derivative Liability	(96,490)	506,645
Warrant Expense	(2,164,302)	(2,012,971)
Interest Income	277,770	157,724
Interest Expense	(262,340)	(801,778)
Debt related Expense	(4,378,807)	(594,307)
LOSS BEFORE INCOME TAXES	(12,740,816)	(6,641,817)
Current tax expense
Deferred tax expense
NET LOSS	$ (12,740,816)	$ (6,641,817)
Basic and diluted loss per share of common stock	$ (0.23)	$ (0.19)
Weighted average number of common shares outstanding	54,702,212	35,823,548

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss from continuing operations	$ (12,740,816)	$ (6,641,817)
Adjustments to reconcile net loss to net cash provided (used) in operating activites:
Depreciation and amortization	470,619	471,757
Amortization of discounts and deferred costs	313,082	248,882
Impairment of intangible assets	3,208,372
Stock issued as payment for services	161,600	385,220
Warrant Expense	2,164,302	2,012,971
Non-cash debt related costs	727,522	304,000
Stock Issued as payment of expenses	388,080
Stock issued for debt related costs	3,338,200	595,233
Gain on Joint Venture	(27,137)
Gain on fair market value of derivative liabilities	96,490	(506,645)
Loss on debt settlement	1,128,914	1,421,336
Non-cash expenses	224,318	321,458
Changes in assets and liabilities:
(Increase) decrease in accounts receivable	382,482	(420,139)
(Increase) decrease in inventory	125,981	(159,366)
(Increase) decrease in employee advances	(27,140)
(Increase) decrease in accrued interest receivable - related parties	(134,409)	(32,473)
(Increase) decrease in accrued interest receivable	(143,360)	(125,250)
(Increase) decrease in prepaids and other assets		11,020
Increase (decrease) in allowance for uncollectible interest	261,179
Increase (decrease) in accrued royalties		375,000
Increase (decrease) in accounts payable	(309,848)	(46,959)
Increase (decrease) in accrued liabilities	(46,532)	66,246
Increase (decrease) in accrued interest payable - related parties	36,217	197,078
Increase (decrease) in accrued interest payable	58,283	29,581
Net cash flows provided (used) in operating activities	(343,601)	(1,492,867)
Cash flows from investing activities:
Cash paid in acquisitions		(100,000)
Purchase of notes receivable - related parties	(7,318,509)	(1,146,475)
Proceeds from notes receivable - related parties	5,982,272	1,035,375
Net cash flows used in investing activities	(1,336,237)	(211,100)
Cash flows from financing activities:
Proceeds from notes payable - related parties	1,331,363	1,421,025
Payments on notes payable - related parties	(1,617,851)	(695,650)
Proceeds from notes payable	3,240,500	796,375
Payments on notes payable	(2,500,500)	(693,635)
Proceeds from debentures		592,150
Proceeds from sale of stock	959,700	338,900
Proceeds from stock subscriptions receivable	219,399
Net cash flows provided by financing activities	1,632,611	1,759,165
Increase (decrease) in cash	(47,227)	55,198
Cash and cash equivalents, beginning of period	50,835	(4,363)
Cash and cash equivalents, end of period	3,608	50,835
Cash paid during the period for:
Interest	167,839	22,473
Income Taxes
Supplemental non-cash investing and financing activities:
Common stock issued for debt conversion	3,218,049	3,235,511
Common stock issued for services	161,600	385,220
Common stock issued for debt related costs	3,264,495	595,233
Capital contribution from related party on sale of Secure eHealth	326,860
Subscriptions receivable offset with note payable	$ 72,675

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Stock Subscription Receivable [Member]	(Accumulated Deficit) [Member]
Balance at Dec. 31, 2009	$ 2,644,762		$ 32,937	$ 20,705,267	$ (12,039)	$ (292,074)	$ (17,789,329)
Balance, shares at Dec. 31, 2009			32,937,310		(4,089)
Issuance of Common stock for:
Debt	3,235,511		5,343	3,230,168
Debt, shares			5,343,472
Debt Related Costs	595,233		1,163	594,070
Debt Related Costs, shares			1,162,918
Services	385,220		743	384,477
Services, shares			742,630
Subscription Agreements	338,900		1,131	337,769
Subscription Agreements, shares			1,130,600
Net Loss	(6,641,817)						(6,641,817)
Balance at Dec. 31, 2010	557,809		41,317	25,251,751	(12,039)	(292,074)	(24,431,146)
Balance, shares at Dec. 31, 2010			41,316,930		(4,089)
Issuance of Common stock for:
Debt	3,218,049		11,138	3,206,911
Debt, shares			11,137,551
Debt Related Costs	3,264,495		2,078	3,262,417
Debt Related Costs, shares			2,078,043
Services	161,600		280	161,320
Services, shares			280,000
Subscription Agreements	959,700		3,777	955,923
Subscription Agreements, shares			3,777,300
Advertising	100,214		164	100,050
Advertising, shares			164,286
Payment of Stock Subscription Receivable:	292,074					292,074
Capital contribution from related party on sale of Secure eHealth	326,860			326,860
Net Loss	(12,740,816)						(12,740,816)
Balance at Dec. 31, 2011	$ (3,860,015)		$ 58,754	$ 33,265,232	$ (12,039)	$ 0	$ (37,171,962)
Balance, shares at Dec. 31, 2011			58,754,110		(4,089)

NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2011
NATURE OF OPERATIONS
NATURE OF OPERATIONS
NOTE 1 - NATURE OF OPERATIONS

Wound Management Technologies, Inc. was incorporated in the State of Texas in December 2001 as MB Software, Inc.  In May 2008, MB Software, Inc. changed its name to Wound Management Technologies, Inc. The Company distributes collagen-based wound care products to healthcare providers such as physicians, clinics and hospitals.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The terms "the Company," "we," "us" and "WMT" are used in this report to refer to Wound Management Technologies, Inc.   The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles.  Certain prior year amounts have been reclassified to conform to current year presentation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of WMT and its wholly-owned subsidiaries:  Wound Care Innovations, LLC ("WCI"), a Nevada limited liability company, Resorbable Orthopedics Products, LLC ("Resorbable"), a Texas limited liability company; BioPharma Management Technologies, Inc. ("BioPharma"), a Texas corporation; and Secure eHealth, LLC, a Nevada limited liability company ("eHealth").  eHealthwas purchased on February 1, 2010 (see Note 4 "Asset and Business Acquisitions") and sold on December 29, 2011 (see Note 5 "Asset and Business Dispositions").The accounts of eHealth are included for the period it was under the control of the Company.  All intercompany accounts and transactions have been eliminated.

Use of Estimates in Financial Statement Preparation

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the financial statements, and the amounts of revenues and expenses during the reporting period.  On a regular basis, management evaluates these estimates and assumptions.  Actual results could differ from those estimates.

Cash, Cash Equivalents and Marketable Securities

The Company considers all highly liquid debt investments purchased with an original maturity of three months or less to be cash equivalents.  Marketable securities include investments with maturities greater than three months but less than one year.  For certain of the Company's financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and other accrued liabilities, and amounts due to related parties, the carrying amounts approximate fair value due to their short maturities.

Loss Per Share

The Company computes loss per share in accordance with Accounting Standards Codification "ASC" Topic No. 260, "Earnings per Share," which requires the Company to present basic and dilutive loss per share when the effect is dilutive.

Recently Enacted Accounting Standards

In June 2009 the FASB established the Accounting Standards Codification ("Codification" or "ASC") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP").  Rules and interpretive releases of the Securities and Exchange Commission ("SEC") issued under authority of federal securities laws are also sources of GAAP for SEC registrants.  Amendments to the codification are made by issuing "Accounting Standards Updates." The Company has incorporated the current codification in preparing its Form 10-K including additional guidance issued in May of 2011 regarding fair value measurements and disclosure requirements particularly as it relates to Level 3 fair value measurements. There were various other accounting standards and interpretations issued during 2011 and 2010, none of which are expected to have a material impact on the Company's financial position, operations or cash flows.

Revenue Recognition

The Company recognizes revenue in accordance with the guidance in "ASC" Topic No.605-45, "Revenue Recognition."  Revenue is recorded on the gross basis, which includes handling and shipping, because the Company has risks and rewards as a principal in the transaction based on the following:  (a) the Company maintains inventory of the product, (b) the Company is responsible for order fulfillment, and (c) the Company establishes the price for the product.

Allowance for Doubtful Accounts

The Company establishes an allowance for doubtful accounts to ensure accounts receivable are not overstated due to uncollectibility. Bad debt reserves are maintained based on a variety of factors, including the length of time receivables are past due and a detailed review of certain individual customer accounts. If circumstances related to customers change, estimates of the recoverability of receivables would be further adjusted. The allowance for doubtful accounts at December 31, 2011 was zero and the amount at December 31, 2010 was $17,640.

Allowance for Doubtful Interest Receivable

The Company establishes an allowance for doubtfu linterest receivable to ensure accrued interest receivable is not overstated due to uncollectibility.  The allowance for doubtful interest receivable at December 31, 2011 was $413,048 and the amount at December 31, 2010 was zero.

Inventories

Inventories are stated at the lower of cost or net realizable value, with cost computed on a first-in, first-out basis.  Inventories consist of powders, gels and the related packaging supplies.  The allowance for obsolete and slow moving inventory had a balance of $6,764 and $7,261 at December 31, 2011 and December 31, 2010, respectively.

Property and Equipment

Fixed assets consist of $85,855 in furniture and fixtures, computer equipment and a phone system.  These assets, which had a remaining balance of $806 at December 31, 2010, have been fully depreciated as of December 31, 2011.

Intangible Assets

Long-lived assets and certain identifiable intangibles to be held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company continuously evaluates the recoverability of its long-lived assets based on estimated future cash flows and the estimated liquidation value of such long-lived assets, and provides for impairment if such undiscounted cash flows are insufficient to recover the carrying amount of the long-lived assets. If impairment exists, an adjustment is made to write the asset down to its fair value, and a loss is recorded as the difference between the carrying value and fair value. Fair values are determined based on quoted market values, undiscounted cash flows or internal and external appraisals, as applicable. Assets to be disposed of are carried at the lower of carrying value or estimated net realizable value.

Fair Value Measurements

As defined in Accounting Standards Codification ("ASC") Topic No. 820, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable.ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).   This fair value measurement framework applies at both initial and subsequent measurement.

The three levels of the fair value hierarchy defined by ASC Topic No. 820 are as follows:

Level 1 - Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives, marketable securities and listed equities.

Level 2 - Pricing inputs are other than quoted prices in active markets included in level 1, which are either directly or indirectly observable as of the reported date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Instruments in this category generally include non-exchange-traded derivatives such as commodity swaps, interest rate swaps, options and collars.

Level 3 - Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management's best estimate of fair value.

At December 31, 2011, the Company's financial instruments consist of the derivative liabilities related to stock purchase warrants and the beneficial conversion features of certain outstanding debentures and notes payable.  The derivative liability on stock purchase warrants was valued using the American Options Binomial Method, a Level 3 input.  The fair value of the beneficial conversion features is calculated in accordance with ASC Topic No. 470-20-25-4. The change in fair value of the derivative liabilities is classified in other income (expense) in the statement of operations.

Our intangible assets have also been valued using the fair value accounting treatment and a description of the methodology used, including the valuation category, is described below in Note 9 "Intangible Assets."

Income Taxes

Income taxes are accounted for under the asset and liability method, whereby deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided if it is more likely than not that some or all of the deferred tax asset will not be realized.

Beneficial Conversion Feature of Convertible Notes Payable

The convertible feature of certain notes payable provides for a rate of conversion that is below the market value of the Company's common stock. Such a feature is normally characterized as a "Beneficial Conversion Feature" ("BCF"). In accordance with ASC Topic No. 470-20-25-4, the intrinsic value of the embedded beneficial conversion feature present in a convertible instrument shall be recognized separately at issuance by allocating a portion of the debt equal to the intrinsic value of that feature to additional paid in capital.  When applicable, the Company records the estimated fair value of the BCF in the consolidated financial statements as a discount from the face amount of the notes. Such discounts are accreted to interest expense over the term of the notes using the effective interest method.

Advertising Expense

In accordance with ASC Topic No. 720-35-25-1, the Company recognizes advertising expenses the first time the advertising takes place.  Such costs are expensed immediately if such advertising is not expected to occur.

GOING CONCERN	12 Months Ended
Dec. 31, 2011
GOING CONCERN
GOING CONCERN
NOTE 3 -GOING CONCERN

The Company has continuously incurred losses from operations, has a working capital deficit, and has a significant accumulated deficit. The appropriateness of using the going concern basis is dependent upon the Company's ability to obtain additional financing or equity capital and, ultimately, to achieve profitable operations. These conditions raise substantial doubt about its ability to continue as a going concern.

In this regard, management is proposing to raise any necessary additional funds through loans or through additional sales of its common stock.   There is no assurance that the Company will be successful in raising additional capital to support the financial needs of the Company or that the Company will ever produce profitable operations.  The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

ASSET AND BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ASSET AND BUSINESS ACQUISITIONS
ASSET AND BUSINESS ACQUISITIONS
NOTE 4 - ASSET AND BUSINESS ACQUISITIONS

On February 1, 2010, the Company entered into a purchase agreement with VHGI Holdings, Inc., formerly VirtualHealth Technologies, Inc., a Delaware corporation ("VHGI"),and VPS Holdings, LLC, a Kentucky limited liability company and subsidiary of VHGI ("VPS").   The total purchase price of $500,000, which consisted of $100,000 in cash and a promissory note in the principal amount of $400,000 (the "WMT Note"), was paid for certain assets and liabilities.  Amounts recorded by the Company as a result of this transaction were the following:

a)
An asset was recorded for the $1,500,000 Senior Secured Convertible Promissory Note Receivable issued by Private Access, Inc. (the "Private Access Note").  This receivable was reflected in the December 31, 2010 balance sheet as a long term asset and was combined with the applicable accrued interest.

b)
A liability was recorded for the note payable obligation of $1,000,000, which included accrued interest, incurred by VHGI in conjunction with the Private Access Note transaction.  Subsequent to the purchase date, the Company negotiated payment of a portion of this debt with stock and the remaining balance owed as of December 31, 2010 was $178,443.  This balance combined with $100,000 in separate debt to this lender was reported as related party debt on the balance sheet (see Note 8 "Notes Payable - Related Parties" for additional information regarding this debt).

No value was assigned to the other assets included in the transaction, which were fully amortized intangibles, and no value was included in the purchase price paid.  These intangibles include intellectual property related to the "Veriscrip" prescription drug monitoring technology and the System Tray Notifier license owned by eHealth.  WMT also purchased VHGI's 100% membership interest in eHealth.

Scott A. Haire also serves as the Chief Executive Officer, Chief Financial Officer, and a director of VHGI.  Based on shares outstanding as of the Annual Report on Form 10-K filed by VHGI for the year ended December 31, 2011, Mr. Haire beneficially owns, individually and through H.E.B., LLC, a Nevada limited liability company ("HEB") of which Mr. Haire is the managing member, 25% of the outstanding common stock of VHGI.

ASSET AND BUSINESS DISPOSITIONS	12 Months Ended
Dec. 31, 2011
ASSET AND BUSINESS DISPOSITIONS
ASSET AND BUSINESS DISPOSITIONS
NOTE 5 - ASSET AND BUSINESS DISPOSITIONS

On December 29, 2011, the Company entered into a membership interest purchase agreement with HEB, LLC and Commercial Holding AG, LLC.  The agreement transferred WMT's 100% membership interest in Secure eHealth in exchange for cancelation of $312,025of principal and $14,835 of accrued but unpaid interest on two promissory notes owed by WMT to the entities.  The two entities had previously financed the acquisition of eHealth by the Company in early 2010.  In addition, as a condition of such transaction, three holders of promissory notes of Wound Management aggregating $300,000 in principal amount, agreed to the assignment of such promissory notes to Secure eHealth.

Scott A. Haire serves as the Chief Executive Officer, President, and Chairman of the Company, and also serves as the managing member of HEB.

OTHER SIGNIFICANT TRANSACTIONS	12 Months Ended
Dec. 31, 2011
OTHER SIGNIFICANT TRANSACTIONS
OTHER SIGNIFICANT TRANSACTIONS
NOTE 6 - OTHER SIGNIFICANT TRANSACTIONS

Distribution Agreement

As disclosed in our Form 8-K filing on April 14, 2011, Juventas, LLC ("Juventas") purchased the exclusive right to sell the CellerateRX powder products in North America. This multi-year agreement had escalating sales requirements for Juventas to retain such exclusive rights.  We received an 'upfront' non-refundable payment of $500,000 from Juventas for this exclusive right to distribute CellerateRX powder, which was recorded as revenue in the first quarter of 2011.

The Distribution Agreement was subsequently amended on November 23, 2011, at which point the Company and WCI entered into a Note Purchase Agreement pursuant to which they issued to Juventas a Convertible Secured Promissory Note in the amount of $500,000 (see Note 8 "Notes Payable").  In connection with the Note Purchase Agreement, the Company, WCI, and certain of their affiliates entered into a security agreement with Juventas, pursuant to which the Promissory Note was secured by all inventory of the Company and WCI (together with any proceeds of such inventory). Additionally, certain affiliates of the Company entered into guaranty agreements with Juventas with respect to amounts owed under the Promissory Note (the "Guarantees" and, collectively with the Distribution Agreement, the Promissory Note, the Security Agreement, and the Guarantees, the "Juventas Agreements").

NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2011
NOTES RECEIVABLE
NOTES RECEIVABLE
NOTE 7 - NOTES RECEIVABLE

Notes Receivable - Related Party

The following is a summary of amounts due from related parties, including accrued interest separately recorded, as of December 31, 2011:

Related party	Nature of relationship	Terms of the agreement	Principal amount	Accrued Interest

Secure eHealth	Secure eHealth was a 100% owned subsidiary of the Company until December 2011. (see Note 5) Scott Haire is the managing member of Secure eHealth.	Unsecured line of credit 0% interest, due on demand.	$ 293,233	$0

Commercial Holding, AG	Commercial Holding AG, LLC has provided previous lines of credit to affiliates of WMT.	Unsecured note with interest accrued at rate of 10% per annum, due on demand.	500,000	8,472

MAH Holding, LLC	MAH Holding, LLC has provided previous lines of credit to affiliates of WMT.	Unsecured note with interest accrued at 10% per annum, due on demand.	166,216	113,618
TOTAL			$959,449	$122,090

The following is a summary of amounts due from related parties, including accrued interest separately recorded, as of December 31, 2010:

Related party	Nature of relationship	Terms of the agreement	Principal amount	Accrued Interest
HEB, LLC	Scott Haire is the managing member of HEB	Unsecured $800,000 line of credit with interest accrued at 10% per annum, due on demand.	$13,782	$45,299

Notes Receivable

The Private Access Note is with an unrelated company and the loan of $1,500,000 accrues interest at 9% per annum from the day of purchase to the maturity date of July 31, 2013.  As of December 31, 2011 the Company has accrued $413,048 interest and has established an allowance for this same amount.  According to the terms of the Assignment and Assumption Agreement between VHGI, Private Access, Inc. ("Private Access") and the Company, VHGI assigned all rights, title and interest in the Private Access Note, including the right to serve as collateral agent for the collateral pledged as security by Private Access, to the Company.  Under the terms of the Security Agreement dated August 3, 2009, which was assigned to the Company by VHGI, the Company, along with other investors, holds pro rata security interests in all property of Private Access including its intellectual property.

The Company has five $50,000 5% secured notes, with the same unrelated party for a total balance of $250,000.  The notes were received as part of the June 21, 2011 note payable and warrant purchase agreement (see note 8).  Each $50,000 5% secured note receivable has a maturity date 49 months from the initial funding.  As of December 31, 2011, the principal balance receivable on these notes is $250,000.   As of this same date, $7,431 of interest receivable has been accrued.

NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
NOTES PAYABLE
NOTES PAYABLE
NOTE 8 - NOTES PAYABLE

Notes Payable - Related Parties

Funds are advanced to the Company from various related parties, including from affiliates of Scott A. Haire.  Other shareholders fund the Company as necessary to meet working capital requirements and expenses. The following is a summary of amounts due to related parties, including accrued interest separately recorded, as of December 31, 2011:

Related party	Nature of relationship	Terms of the agreement	Principal amount	Accrued Interest
Juventas, LLC	Juventas, LLC holds the exclusive right to sell CellerateRX products in North America (see Note 6 "Distribution Agreement")	Contingently convertible promissory note with interest accrued at 4% per annum, due March 9, 2012.	$500,000	$2,137

During 2011, the Company issued common stock in payment of a portion of the debt and interest owed to the related parties listed below.  The number of shares issued for the debt and/or accrued interest and the related loss on conversion is summarized below by related party lender:

Related Party	Number of Shares	Amount of Debt	Loss on Conversion
HEB, LLC	3,317,137	$1,791,449	$1,389,882
Commercial Holding AG, LLC	300,000	$186,000	$0

The following is a summary of amounts due to related parties, including accrued interest separately recorded, as of December 31, 2010:

Related party	Nature of relationship	Terms of the agreement	Principal amount

H.E.B., LLC	Scott Haire is the managing member of HEB	Series of advances under two separate, unsecured lines of credit for $1 million each dated November 26, 2003 and November 4, 2004, both at 10% per annum; no maturity date; unused lines available at December 31, 2010 total $864,632. Accrued interest at December 31, 2010 is $30,485.	$1,135,368

Commercial Holding AG, LLC	Commercial Holding AG, LLC has provided previous lines of credit to affiliates of WMT	Unsecured notes with interest accrued at rates of 8% and 10% per annum until paid in full with no maturity date. Accrued interest at December 31, 2010 is $37,093.	278,443

VHGI Holdings, Inc.	Scott Haire is a shareholder of WMT and VHGI	Unsecured note at 9% interest per annum with February 1, 2011 maturity date. Accrued interest at December 31, 2010 is $32,827.	326,000

MLH Investments, LLC	MLH Investments, LLC has provided previous lines of credit to affiliates of WMT	Unsecured note with interest accrued at rate of 10% per annum until paid in full with no maturity date. Accrued interest at December 31, 2010 is $1,375.	75,000

MAH Holdings, LLC	MAH Holdings, LLC has provided previous lines of credit to affiliates of WMT	Unsecured note with interest accrued at rate of 10% per annum until paid in full with no maturity date. Accrued interest at December 31, 2010 is $35.	3,750

TOTAL			$1,818,561

Notes Payable

On December 28, 2010, the Company issued a note in the amount of $50,000 to an unrelated party. The note and interest, accrued at 12%, had a maturity date of February 28, 2011.  In consideration of the note, the Company issued 160,000 shares of common stock valued at $56,000.  The Company recorded the value of the common stock and $3,100 of issuance costs as a loan origination fee in the fourth quarter of 2010. The entire balance due on this note, including accrued interest, was paid in full in February of 2011.

In the first quarter of 2011, the Company issued debt in the amount of $1,660,000 to various unrelated parties.  The terms of the debt are as follows:  (i) interest accrues at 10% per annum; (ii) maturity date is six months from the date of issuance; and (iii) debt is secured by a first priority interest in the inventory of the Company and is senior to all other obligations of the Company.   Additionally, the Company agreed to issue a total of 4,150,000 shares of common stock to the lenders at a price of $0.01 per share, the value of which reduced the balance of the notes payable. The Company issued 3,900,000 of the shares in the first quarter of 2011 and recorded the difference between the fair market value of the stock and the $39,000 reduction in notes payable as a loan origination fee in the amount of $2,276,250.  The remaining 250,000 shares were issued in the second quarter of 2011 and a loan origination fee in the amount of $153,750 was recorded in addition to a $2,500 reduction to the notes payable.  As of December 31, 2011 the principal and accrued interest owed to these lenders has been paid in full.

On January 11, 2011 the Company executed a promissory note in the amount of $200,000 to an unrelated party.  In consideration for the note, the Company issued 200,000 shares of common stock valued at $112,000 as a loan origination fee.  The note payable and interest, accrued at 10%, was paid in full in February 2011.

On January 10, 2011, the Company executed two promissory notes to two unrelated parties in the amount of $50,000 each.  The notes and interest, accrued at 24% per annum, matured two months from the issuance date. An additional note payable in the amount of $100,000 with the same terms was issued to a third party on January 14, 2011.  The Company issued a total of 400,000 shares of common stock in the first quarter for a total reduction to the notes payable in the amount of $8,000.  The remaining note balances including $8,000 of accrued interest were paid in full as of March 31, 2011.

On May 27, 2011, the Company executed a senior promissory note in the amount of $125,000 with an unrelated party.  In consideration for the note, the Company agreed to issue 370,000 shares of common stock valued at $234,950 as a loan origination fee.  The shares of stock were issued in the third quarter and as of December 31, 2011 the note balance is paid in full.

On June 3, 2011, the Company executed a short-term promissory note in the amount of $75,000 to an unrelated party. The note was repaid in full as of June 30, 2011.

On June 17, 2011, the Company executed three senior promissory notes to unrelated parties in the total amount of $250,000. The terms of the debt are as follows: (i) interest accrues at 12% per annum; (ii) maturity date is three months from the date of issuance; (iii) the Company will issue 475,000 shares of common stock; and (iv) the Company will issue to the Lenders five-year warrants to purchase a total of 475,000 shares of common stock at a price of $0.60 per share.  The 475,000 Common Shares were issued in the third quarter of 2011 and the fair market value of the stock has been recorded as a loan origination fee in the amount of $332,750.  The Company measured the fair value of the warrants and recorded a 100% discount against the principal of the notes. The discount is being accreted to interest expense over the term of the notes using the effective interest method.   In September of 2011, the Company executed an agreement extending the due date of one of the notes in the amount of $62,500 to October 31, 2011.  The Company also executed two additional agreements extending the due dates of the remaining notes to November 31, 2011.  As of December 31, 2011, all principal and interest due to these lenders is paid in full.  The discount has been fully amortized as of this same date.

On September 2, 2011, the Company executed two short-term promissory notes with two unrelated parties for a total of $55,000.   Both notes were paid in full as of September 30, 2011.

Convertible Notes Payable

OCTOBER 28, 2010 CONVERTIBLE NOTES

On October 28, 2010, the Company executed four convertible promissory notes to unrelated parties with a combined total face amount of $390,000 and a funded amount of $250,000.  The maturity date for each of the notes was February 28, 2011 and there was no stated interest rate.   In accordance with ASC Topic No. 470-20-25-4, the intrinsic value of the embedded beneficial conversion feature present in a convertible instrument shall be recognized separately at issuance by allocating a portion of the debt equal to the intrinsic value of that feature to additional paid in capital.  A discount in the amount of $202,800 was calculated as the total value of the beneficial conversion feature, which is being amortized over the term of the note.  The remaining unamortized balance as of December 31, 2010 was $65,333 and this amount has been amortized and recorded as interest expense in the first quarter of 2011.  In addition, the discount amount of $140,000 has also been amortized over the term of the loan.    The unamortized balance as of December 31, 2010 was $94,640 and this amount was fully amortized and recorded as interest expense in the first quarter 2011.  Upon the February 28, 2011 maturity date, $275,000 of the balance owed was converted into 1,100,000 shares of common stock.   An additional $20,000 of the balance owed was arranged to be converted into 80,000 shares of common stock which were issued in the second quarter of 2011. The remaining balance owed on the notes was paid in cash in March of 2011 and the balance owed is zero.

As consideration for making the above mentioned loans, a combined total of 800,000 warrants were issued to the lenders to purchase shares of the Company's common stock.  The warrants have an exercise price of $.25, $.50, $.75 and $1.00 in increments of 200,000, respectively.  All the warrants expire 5 years from the date of issuance. The fair value of the warrants on the date of issuance was calculated using the Black-Scholes option pricing model at each of the above mentioned exercise prices.  The $304,000 value of the warrants was recorded as a capital contribution and loan origination expense at the date of issuance.

DECEMBER 28, 2010 CONVERTIBLE NOTE

On December 28, 2010, a convertible promissory note was executed in the amount of $50,000 to an unrelated party.  The note, which accrues interest at 8% per annum, has a maturity date of September 30, 2011.  The note agreement included a $3,000 discount which is being amortized over the nine-month term of the loan.  The note is convertible into shares of the Company's common stock at a 45% discount.  In July of 2011, the Company issued 235,603 shares of common stock in payment of the principal balance and all accrued interest.  The Company also amortized the remaining discount of $985 and recorded a loss on the conversion in the amount of $52,066.

APRIL 4 & MAY 20, 2011 CONVERTIBLE NOTES

On April 4, 2011 and May 20, 2011, the Company executed convertible promissory notes with the same terms to the same unrelated party in the amounts of $50,000 and $30,000, respectively.  The notes mature nine months from the date of issuance and accrue interest at 8% per annum.  In the event of default the interest rate will increase to 22%. The Note holder has the right to convert any outstanding principal and accrued interest payable, at a conversion price per share equal to 55% of the average of the three lowest closing prices of the Company's common stock for the 10 day trading period ending on the latest complete trading day before the conversion date.

In accordance with ASC Topic No. 470-20-25-4, the Company recognized the intrinsic value of the embedded beneficial conversion feature of $77,418 as additional paid-in capital and an equivalent discount that reduced the carrying value of the convertible notes. The discount was accreted to interest expense over the term of the notes.

In the fourth quarter of 2011, the principal balance of $50,000 and $2,000 of accrued interest payable related to the April 4 note was converted into 351,758 shares of Common Stock.  The $30,000 of principal and $1,200 of accrued interest payable related to the May 20 note was converted into 269,676 shares of Common Stock. The remaining discount related to these notes was accreted to interest expense and the balance of due on these notes as of December 31, 2011 is zero.

JUNE 9, 2011 CONVERTIBLE NOTES

On June 9, 2011, the Company executed three convertible promissory notes to unrelated parties in the total amount of $300,000.  The notes accrue interest at 10% and mature six months from the issue date.  The notes are convertible into shares of the Company's common stock at the lesser of $0.40 per share or 50% of the lowest bid price in the five days preceding the conversion date. In addition, the Company issued to such investors a total of 999,999 three-year detachable warrants to purchase shares of common stock at an exercise price of $0.40 per share.

In accordance with ASC 470-20, the proceeds of $300,000 were allocated based on the relative fair values of the convertible notes and the detachable warrants at the time of issuance. The Company allocated $198,876 of the proceeds to the detachable warrants and recorded an equivalent discount.  The Company then recognized the intrinsic value of the embedded beneficial conversion feature of $101,124 as additional-paid-in capital and an equivalent discount for a total discount of $300,000. The discount is being accreted to interest expense over the term of the notes using the effective interest method.

In the fourth quarter of 2011, these note were assumed by Secure eHealth as part of the Assignment and Assumption agreement in which the Company's 100% ownership of eHealth was transferred to HEB, LLC and Commercial Holdings AG, LLC  (see Note 5 "Asset and Business Disposition").  The $300,000 of principal owed on these notes as well as $16,767 of accrued interest payable was transferred to Secure eHealth in the transaction.  All remaining discounts have been expensed to interest expense.  As of December 31, 2011 the balance due on the June 9 convertible notes is zero.

JUNE 21, 2011 CONVERTIBLE NOTE

On June 21, 2011, the Company entered into a note and warrant purchase agreement whereby the Company issued and sold, and an unrelated party purchased: (i) a convertible promissory note of the Company in the principal amount of $560,000 bearing a 12% interest rate and (ii) two warrants, each giving the holders the right to purchase 250,000 shares of common stock. Additionally upon closing, the Company issued to the lender 100,000 shares of common stock of the Company valued at $60,000 as a loan origination fee. The maturity date of the note is June 21, 2015.  In consideration for the issuance and sale of the note and warrants, the lender paid cash in the amount of $250,000 and issued five $50,000 5% secured notes, each with a maturity date 49 months from the initial funding date.  The $60,000 variance between the face value of the note and the funds received represents a 9.1% original issue discount of $50,000 and a $10,000 payment obligation with respect to certain fees and expenses.

The note is convertible into shares of the Company's common stock, at the option of the lender, at a price per share equal to (a) the principal and interest to be converted divided by (b) 70% of the lowest trade price for the thirty (30) trading days immediately preceding conversion. The principal and interest subject to conversion under the note shall be eligible for conversion in tranches, as follows: (1) an initial tranche in an amount equal to $310,000 and any interest or fees accrued thereon, and (5) five additional subsequent tranches each in an amount equal to $50,000 and any interest or fees accrued thereon.  The first tranche of $310,000, representing the amounts paid by the investor upon the closing of the transaction, may be converted at the lender's option at any time.  The lender's right to convert any of the subsequent tranches is conditioned upon the lender's payment of the corresponding 5% secured note receivable (see note 4).  Accordingly, principal and interest under the note may only be converted by the lender in proportion to the amounts paid under each of the 5% secured notes.

Both warrants are exercisable for a period of five years from the initial funding date, and entitle the investor to purchase 250,000 shares of common stock.  The first warrant is exercisable at $0.50 per share and the second at $1.00 per share.

The Company measured the fair value of the warrants and the beneficial conversion feature of the note and recorded a discount against the principal of the note. The discount is being accreted to interest expense over the term of the notes using the effective interest method. The unamortized discount balance as of December 31, 2011 is $284,959.  The principal balance and accrued interest payable balance due on the note as of the same date is $560,000 and $51,367 respectively.

JULY 13, AUGUST 18,& OCTOBER 7 2011 CONVERTIBLE NOTES

On July 13, 2011, August 18, 2011, and October 7, 2011 the Company executed convertible promissory notes with the same terms to the same unrelated party in the amounts of $40,000, $50,000, and $30,000 respectively.  The notes mature nine months from the date of issuance and accrue interest at 8% per annum.  In the event of default the interest rate will increase to 22%. The Note holder has the right to convert any outstanding principal and accrued interest payable, into shares of the Company's common stock at a conversion price per share equal to 50% of the average of the three lowest closing prices of the Company's common stock for the 10-day trading period ending on the latest complete trading day before the conversion date.

In accordance with ASC Topic No. 470-20-25-4, the Company recognized the intrinsic value of the embedded beneficial conversion feature of $118,542 as additional paid-in capital and an equivalent discount that reduced the carrying value of the convertible notes. The discount is being accreted to interest expense over the term of the notes.  The remaining unamortized balance as of December 31, 2011 is $61,811.  The accrued interest payable on the notes as of the same date is $3,894.

Debentures

On March 30, 2010, the Company entered into a Securities Purchase Agreement and, pursuant to this agreement, a total of $1,000,000 in principal amount of convertible debentures (the "Debentures"), with a maturity date of March 2013, may be sold to investors.  The Debentures may be converted into shares of the Company's common stock at a conversion price equal to seventy percent (70%) of the lowest closing bid price per share for the twenty (20) trading days immediately preceding the date of conversion; provided that no holder may convert Debentures into, nor shall the Company issue to such holder, shares of common stock to the extent that the conversion would result in a holder and its affiliates together beneficially owning more than 4.99% of the then issued and outstanding shares of the Company's common stock.   This ownership restriction may be waived, however, by a holder upon sixty-one (61) days prior written notice.

The Debentures may be redeemed by the Company at any time or from time to time at a price equal to (x) one hundred twenty percent (120%) of the principal amount of the Debenture if the Debenture is called for redemption prior to the expiration of six months from the issuance date, or one hundred thirty one percent (131%) if called for redemption thereafter, plus (y) interest accrued through the day immediately preceding the date of redemption.

During 2010, the Company issued Debentures in the aggregate principal amount of $695,000.  In accordance with ASC Topic No. 470-20-25-4, a discount in the amount of $297,857was calculated as the total value of the beneficial conversion feature, which  is being amortized over the term of the debt.  The unamortized balance at December 31, 2011 is $160,349. The debt balance net of the discount is $534,651.  In addition, debt issuance costs of $102,850 have been deferred and are being amortized over the term of the debt.  The unamortized balance of deferred loan costs at December 31, 2011is $54,878.  Interest expense on the debentures accrues at 6% per annum.  The Company made a cash payment on accrued debenture interest in the amount of $61,113 in the fourth quarter of 2011 leaving an accrued interest balance of $5,000 as of December 31, 2011.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS
INTANGIBLE ASSETS
NOTE 9 - INTANGIBLE ASSETS

Marketing Contacts

On September 17, 2009, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement"), whereby BioPharma became a wholly-owned subsidiary of the Company.  Pursuant to the terms of the Merger Agreement, 4,500,000 shares of the Company's common stock were issued in exchange for all the outstanding common stock of BioPharma.

Prior to the Merger Agreement, BioPharma entered into a 50% joint venture with A&Z Pharmaceutical, LLC ("A&Z") to form Pharma Technology International, LLC ("Pharma Tech").   A&Z is a privately held wholesale distributor of pharmaceuticals formed in 1997.  A&Z's customer base includes tertiary hospitals, medical institutions, and governmental agencies located in the United States, South America, Europe and the Middle East. The operations of Pharma Tech to date have been minimal.

Pharma Tech entered into a Distribution Agreement (the "Distribution Agreement") to market, distribute and sell the WCI wound care products in the Middle East through existing A&Z distribution channels. The initial focus of the agreement was on sales of CellerateRX® and required Pharma Tech to sell a minimum of $500,000 of the product each year of the five year agreement to maintain the exclusive right to sell the product. The agreement covered 20 countries throughout the Middle East and Northern Africa.  Pharma Tech placed orders with WCI during 2010 and 2011for sales of the CellerateRX product in Lebanon; however, the minimum sales amount was not obtained.  Our recent experience with international markets indicates that the sales process is much lengthier than anticipated. Pharma Tech continues to work through the government regulations regarding the sale of medical products and although other distributors are now able to sell the product, the sales pipeline already developed by Pharma Tech is expected to produce increased sales in years to come.

As part of the BioPharma acquisition, the formula for a shingles based product was obtained which is only at the idea stage and no determination has been made as to whether the formula can be developed cost effectively into a product. According to the guidance in ASC Topic No. 805-20-25-1, identifiable assets should be recognized separately from goodwill and there was no value assigned to this formula.

The BioPharma transaction has been accounted for as a business combination based on the guidance in ASC Topic No. 805.  The financial statements of BioPharma have been consolidated with those of the Company and an intangible asset was recorded in the amount of $4,187,815 or approximately $.93 per common share issued on the date of acquisition.  The value of the intangible asset  assigned to the marketing contacts recorded by the Company is based on Level 3 input to our valuation methodology, which consists of models with significant unobservable market parameters.  We utilized an undiscounted cash flow analysis based on sales projections from the Distribution Agreement adjusted for the associated costs.  According to ASC Topic No. 805-20-55-27, a customer relationship acquired in a business combination that does not arise from a contract may be an identifiable asset separate from goodwill.   The estimated useful life of the intangible asset was originally determined to be  ten (10) years based on the automatic renewable five year term of the  Distribution Agreement.

At December 31, 2011 the Company evaluated the asset for impairment.  The estimated useful life of the marketing contacts was reduced to the original five (5) year term of the agreement because the minimum sales requirement was not reached in the first or second year of the agreement.  The Company again utilized an undiscounted cash flow analysis based on actual sales in the first two years of the agreement. The resulting impairment of $3,208,372 in addition to the amortization of $418,782 for the year ended December 31, 2011resulted in a net carrying amount of $37,185.

Patent

On September 29, 2009, the Company entered into an Asset Purchase Agreement (the "Agreement"), whereby the Company acquired a patent from Resorbable Orthopedic Products, LLC, a New Jersey limited liability company ("Resorbable NJ") in exchange for 500,000 shares of the Company's common stock and the assumption of a legal fee payable in the amount of $47,595 which is related to the patent.    Based on the guidance in ASC Topic No. 350-30, the patent was recorded as an intangible asset of $462,715, or approximately $.93 per share plus $47,595 for the assumed liability.  The intangible asset is being amortized over an estimated ten year useful life. The amount amortized for the year ended December 31, 2011 and 2010 was $51,030 and $51,032, respectively.

Upon closing of the asset sale by Resorbable NJ, the managers of this New Jersey limited liability company abandoned the name "Resorbable Orthopedic Products, LLC." RSI-ACQ Acquisition, LLC, a Texas limited liability company owned by the Company and formed on August 24, 2009, assumed the name of "Resorbable Orthopedic Products, LLC" in Texas.

The activity for the intangible accounts is summarized below:

	2011	2010
Patent	$510,310	$510,310
Accumulated amortization	(114,820)	(63,790)
Patent, net of accumulated amortization	395,490	446,520

Marketing contacts	4,187,815	4,187,815
Accumulated Amortization	(4,150,630)	(523,476)
Marketing contacts, net of accumulated amortization	37,185	3,664,339

Total intangibles, net of accumulated amortization	$432,675	$4,110,859

CUSTOMERS AND SUPPLIERS	12 Months Ended
Dec. 31, 2011
CUSTOMERS AND SUPPLIERS
CUSTOMERS AND SUPPLIERS
NOTE 10 - CUSTOMERS AND SUPPLIERS

WCI had two significant customers which accounted for approximately 69% of the Company's sales in 2011 and two significant customers which accounted for 60% of sales in 2010.  In 2011 the order concentration for the two customers accounted for the following percentages respectively, 54% and 15%.  In 2010, the order of the concentration for the two different vendors accounted for the following percentages respectively, 35% and 25%.  The loss of the sales generated by the larger companies would have a significant effect on the operations of the Company.

The Company purchases all inventory from one vendor. If this vendor became unable to provide materials in a timely manner and the Company was unable to find alternative vendors, the Company's business, operating results and financial condition would be materially adversely affected.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
NOTE 11- COMMITMENTS AND CONTINGENCIES

Royalty Agreement

Effective November 28, 2007, WCI entered into separate exclusive license agreements with Applied Nutritionals, LLC ("Applied") and its founder George Petito, pursuant to which WCI obtained the exclusive world-wide license to make products incorporating intellectual property covered by a patent related to CellerateRX products.

In consideration for the licenses, WCI agreed to pay to Applied the following royalties, beginning January 3, 2008: (a) an upfront royalty of $100,000, (b) a royalty of fifteen percent (15%) of gross sales occurring during the first year of the license; (c) an additional upfront royalty of $400,000, which was paid October, 2009; plus (d) a royalty of three percent (3%) of gross sales for all sales occurring after the payment of the $400,000 upfront royalty. In addition, WCI must maintain a minimum aggregate annual royalty payment of $375,000 for 2009 and thereafter if the royalty payments made do not meet or exceed that amount.  The total unpaid royalties as of December 31, 2011and 2010 is $428,238 and $428,238, respectively.

Federal Payroll Taxes

The Company is delinquent in the payment of 2004-2005 tax liabilities with the Internal Revenue Service (the "IRS"). As of December 31, 2011, unpaid payroll taxes total approximately $116,145 and related penalties and interest approximated $224,494 computed through December 31, 2011. These liabilities have been recorded as accrued liabilities and general and administrative expenses at December 31, 2011.  A tax lien was filed against the Company in December 2009. The Company is in the process of settling this obligation with the IRS and the final amount due will be subject to negotiations with the IRS.  In January 2012 the Company made payment on the unpaid payroll taxes (see Note 17 "Subsequent Events").

Inventory Contract

In September 2010, WCI entered into a contract with the manufacturer of the CellerateRX product to purchase $390,477 of product.  Payment in the amount of $283,327 was paid by December 31, 2010 with the remaining balance of $107,150 due at the time of delivery.  This amount was recorded as an asset in the "Prepaid and Other Assets" account at December 31, 2010 based on the contractual obligation of the parties.  The remaining balance of $107,150 was paid in the first quarter of 2011.  The Company does not have any contractual obligations to purchase product as of December 31, 2011.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
STOCKHOLDERS? EQUITY
STOCKHOLDERS? EQUITY
NOTE 12- STOCKHOLDERS' EQUITY

Preferred Stock

As of May 2008, all shares of Series A preferred stock were converted into common stock. There are currently 5,000,000 shares of Preferred Stock authorized, with no shares of Series A Preferred Stock currently issued or outstanding.

Effective June 24, 2010, the Company filed a Certificate of Designations, Number, Voting Power, Preferences and Rights of Series B Convertible Redeemable Preferred Stock (the "Certificate") with the Texas Secretary of State, designating 75,000 shares of Series B Preferred Stock, par value $10.00 per share (the "Series B Shares"). The Series B Shares rank senior to shares of all other common and preferred stock with respect to dividends, distributions, and payments upon dissolution.  Each of the Series B Shares is convertible at the option of the holder into shares of common stock as provided in the Certificate.  There are currently no Series B Shares issued or outstanding.

Common Stock

The Company is authorized to issue 100,000,000 common shares at a par value of $0.001 per share. At December 31, 2010, there were41,316,930 shares issued and 41,312,841 shares outstanding. At December 31, 2011,there were 58,754,110 shares issued and 58,750,021 shares outstanding.  Of these shares, 4,089 shares are held by the Company as treasury stock as of December 31, 2010  and December 31, 2011, respectively.

Warrants

In October 2009, warrants issued with debt to an unrelated party were increased from 500,000 A warrants to 1,000,000 A warrants.  The exercise price of $3.50 per share for the A warrants was reduced to $2.00 per share.  The B warrants issued to the same unrelated party were 1,000,000 warrants at an exercise price of $0.01per share and, of this amount, 700,233 warrants have been exercised leaving 299,767 B warrants remaining.  Both the A and B warrants expire in 2013.

During 2010, the Company entered into various Subscription Agreements with unrelated parties to purchase units ("Units") with each Unit consisting of:  (i) one share of the Company's common stockand (ii) a warrant to purchase one share of the Company's common stock (the "Warrants").

At December 31, 2010, there were 3,230,367 warrants outstanding with a weighted average exercise price of $1.07.  At December 31, 2011,there were 8,938,668 warrants outstanding with a weighted average exercise price of $0.82.

A summary of the status of the warrants granted at December 31, 2011 and 2010and changes during the years then ended is presented below:

For the Year Ended December 31, 2010
	Shares	Weighted Average Exercise Price
Outstanding at beginning of period	1,299,767	$1.54
Granted	1,930,600	$0.75
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at end of period	3,230,367	$1.07

For the Year Ended December 31, 2011
	Shares	Weighted Average Exercise Price
Outstanding at beginning of period	3,230,369	$1.07
Granted	5,708,299	$0.68
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at end of period	8,938,668	$0.82

Range of Exercise Prices	As of December 31, 2011			As of December 31, 2011
	Warrants Outstanding			Warrants Exercisable
	Number Outstanding	Weighted- Average Remaining Contract Life	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$ 0.001	299,769	1.0	$ 0.001	299,769	$ 0.001
$ 0.25	200,000	3.8	$ 0.25	200,000	$ 0.25
$ 0.40	999,999	2.5	$ 0.40	999,999	$ 0.40
$ 0.50	2,694,450	2.5	$ 0.50	2,694,450	$ 0.50
$ 0.60	475,000	4.5	$ 0.60	475,000	$ 0.60
$ 0.75	200,000	3.8	$ 0.75	200,000	$ 0.75
$ 1.00	3,069,450	2.4	$ 1.00	3,069,450	$ 1.00
$ 2.00	1,000,000	1.0	$ 2.00	1,000,000	$ 2.00
$ 0.001 - 2.00	8,938,668	2.4	$ 0.82	8,938,668	$ 0.82

DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2011
DERIVATIVE LIABILITIES
DERIVATIVE LIABILITIES
NOTE 13 - DERIVATIVE LIABILITIES

Beginning in 2008, the Company issued stock purchase warrants to various lenders and investors as part of note payable agreements and stock subscription agreements.  These warrants were immediately exercisable and some contained provisions for cashless exercise under certain circumstances. The warrants ranged in term from three to five years and had expiration dates ranging from December 31, 2012 to June 30, 2016. The warrants also contained anti-dilution provisions including provisions for the adjustment of the exercise price if the Company issues common stock or common stock equivalents at a price less than the exercise price.  As of December 31, 2011, the Company had outstanding warrants entitling the holders to purchase 8,938,668 shares of the Company's common stock upon exercise.

In addition, beginning in 2010, the Company issued convertible debentures and notes payable to various lenders.  These debentures and notes were convertible at discounts ranging from 30% to 50% of the fair market value of the Company's common stock.  In accordance with ASC Topic No. 470-20-25-4, the Company recorded the intrinsic value of the embedded beneficial conversion feature present in the convertible instruments by allocating a portion of the debt equal to the intrinsic value of that feature to additional paid in capital.  As of December 31, 2011, the Company had outstanding convertible debt in the principal amount of $680,000 and outstanding convertible debentures in the principal amount of $695,000.

As of December 31, 2011, the Company did not have a sufficient number of common shares authorized to fulfill the possible exercise of all outstanding warrants and the conversion of all outstanding debentures and convertible notes payable. As a result, the Company determined that the warrants and the embedded beneficial conversion features of the debt instruments do not qualify for equity classification.  Accordingly, the warrants and beneficial conversion features are treated as derivative liabilities and are carried at fair value.

The Company estimates the fair value of the derivative warrant liabilities by using the American Option Binomial Model, a Level 3 input, with the following assumptions used:

Dividend yield:	1%
Expected volatility	283.86% to 549.88%
Risk free interest rate	.36% to .83%
Expected life (years)	1.00 to 5.00

The following table sets forth the changes in the fair value of derivative liabilities for the years ended December 31, 2011 and 2010:

Balance, December 31, 2010	$(2,310,983)
Change in Fair Value of Warrant Derivative Liability	1,237,803
Change in Fair Value of Beneficial Conversion Derivative Liability	(763,098)
Adjustments to Warrant Derivative Liability	(2,749,453)
Adjustment to Beneficial Conversion Derivative Liability	(260,599)
Adjustment to Debenture Derivative Liability	(571,195)
Balance, December 31, 2011	$(5,417,525)

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES
NOTE 14 - INCOME TAXES

The Company accounts for income taxes in accordance with ASC Topic No. 740, "Income Taxes."  This standard requires the Company to provide a net deferred tax asset or liability equal to the expected future tax benefit or expense of temporary reporting differences between book and tax accounting and any available operating loss or tax credit carry forwards.

At December 31, 2011, a deferred tax asset results from the deferred tax benefit of asset reserve accounts in the amount of approximately $143,000 and net operating loss carryover of approximately $23,903,000, based on the U.S. Corporate income tax rate of 34%.  A 100% valuation allowance has been provided for both the current and non-current deferred tax assets, as the ability of the Company to generate sufficient taxable income in the future is uncertain. The change in the valuation allowance is approximately $1,531,000.

The unexpired net operating loss carry forward at December 31, 2011 is approximately $23,903,000 with $37,207 to expire in 2012 if not utilized.

Current deferred tax asset:

	2011	2010 (Restated)
Asset Reserve Accounts	$142,736	$8,466
Valuation allowance	(142,736)	(8,466)
Net benefit recorded	-	-

Non-current deferred tax asset:

	2011	2010 (Restated)
34% of net operating loss carry forwards	$8,127,127	$6,730,759
Valuation allowance	(8,127,127)	(6,730,759)
Net non-current deferred tax asset	-	-

Reconciliations of the expected federal income tax benefit based on the statutory income tax rate of 34% to the actual benefit for the years ended December 31, 2011 and 2010 are listed below.

	2011	2010 (Restated)
Expected federal income tax benefit	4,220,745	2,237,710
Valuation allowance	(1,530,637)	(1,323,672)
Debt Settlement Expense	(383,831)	-
Impairment Loss	(1,090,846)	-
Derivative Expense	(836,287)	(491,643)
Amortization of beneficial Conversion Discount	(291,175)	-
Other	(87,969)	(11,625)
Expiration of Net Operating Loss Carryover	-	(410,770)
Income tax expense (benefit)	$-	$-

The Company has no tax positions at December 31, 2011 and 2010 for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses.  During the years ended December 31, 2011 and 2010, the Company recognized no interest and penalties.  All tax years starting with 2008 are open for examination.

LOSS PER SHARE	12 Months Ended
Dec. 31, 2011
LOSS PER SHARE
LOSS PER SHARE
NOTE 15-- LOSS PER SHARE

The data below shows the amounts used in computing loss per share as of December 31, for each of the following years:

	2011	2010
Loss from continuing operations available to common shareholders (numerator)	$12,413,956	$6,641,817

Weighted average number of common shares outstanding used in loss per share for the period (denominator)	54,702,212	35,823,548

Basic and diluted loss per share of common stock	$0.23	$0.19

RESTATEMENT	12 Months Ended
Dec. 31, 2011
RESTATEMENT
RESTATEMENT
NOTE 16-RESTATEMENT

The Company has restated its financial statements for year ended December 31, 2010.  The significant changes made are further described and summarized below.

The Company had not previously recorded the derivative liabilities associated with convertible debt, debentures, and warrants issued in 2010.  The Company has restated its financial statements for 2010 to record these corrections.

The following table highlights the significant areas of change:

	Year Ended December 31, 2010

	As Previously
	Reported	Restated
	December 31,	December 31,
	2010	2010	Change

Total Assets	$6,783,327	$6,783,327	$-

Total Liabilities	$(3,914,535)	$(6,225,518)	$(2,310,983)
Stockholders' Equity	$(2,868,792)	$(557,809)	$(2,310,983)

Net Income (Loss)	$(5,135,491)	$(6,641,817)	$(1,506,326)
Income (Loss) available to common stockholders	$(5,135,491)	$(6,641,817)	$(1,506,326)

Basic Loss per share	$(0.14)	$(0.19)	$(0.05)

LEGAL PROCEEDINGS	12 Months Ended
Dec. 31, 2011
LEGAL PROCEEDINGS
LEGAL PROCEEDINGS
NOTE 17-LEGAL PROCEEDINGS

On November 14, 2011, Ken Link instituted litigation against the Company and Scott A. Haire in the District Court of Tarrant County Texas, 342nd Judicial District alleging default under the terms of a certain promissory note executed by Wound Management Technologies, Inc. and guaranteed by Scott A. Haire. Ken Link asserts that the unpaid balance of the note, including accrued interest as of December 4, 2011 is the sum of $255,292 plus 200,000 shares of the Company's common stock. We have disputed the claim and have asserted a counter claim that the transaction described in the Plaintiff's original petition is usurious in violation of the provisions of the Texas Finance Code.  Furthermore, we have filed an action for recovery of damages related to a note previously executed by the Company and Ken Link, which is also usurious under the Texas Finance Code. We further claim that the Plaintiff, who placed $223,500 of orders in 2011, is in breach of a Distribution Agreement with WCI.  While we believe the claims made against the Company are without merit, and will vigorously defend against them, we are unable at this time to determine the ultimate outcome of this matter or determine the effect it may have on our business, financial condition or results of operations.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
NOTE 18 -- SUBSEQUENT EVENTS

In accordance with applicable accounting standards for the disclosure of events that occur after the balance sheet date but before the financial statements are issued, all events or transactions that occurred after December 31, 2011are outlined below:

In January of 2012, the Company relocated the headquarters of WCI from Fort Lauderdale Florida to the Company's principal executive office in Fort Worth, Texas.  WCI's inventory was also relocated from Pac Source, LLC in Rochester NY to a facility in Fort Worth, Texas.

On January 19, 2012 the Company elected to prepay the July 13 convertible promissory note according to the terms of the note agreement at an amount equal to 175% multiplied by the sum of the outstanding principal amount and all accrued and unpaid interest.  The resulting payment of $71,639 was recorded as a reduction of $40,000 of principal due, $1,613 accrued interest and $30,026 in prepayment fees.

On January 25, 2012, 164,286 shares of Common Stock valued at $100,214 when issued in the first quarter of 2011 for prepaid advertising were cancelled and returned to the Company after the advertising company was unable to complete the contract.

On February 23, 2012 the Company elected to prepay the August 18 convertible promissory note according to the terms of the note agreement at an amount equal to 175% multiplied by the sum of the outstanding principal amount and all accrued and unpaid interest.  The resulting payment of $89,505 was recorded as a reduction of $50,000 of principal due, $1,677 accrued interest and $37,828 in prepayment fees.

On January 28, 2012 the Company made payment in the amount of $122,223 to the IRS for the balance due for payroll tax liabilities from 2004-2005.   Approximately $116,075 was applied to the outstanding tax liability while the remaining balance was applied to related fees and interest.  As of the date of this filing the Company is in the process of settling the remaining obligation of approximately $215,155 related to fees and interest and the final amount due will be subject to negotiations with the IRS.

On February 9, 2012, Steven W. Evans informed the Company that because of time constraints affecting his ability to perform his duties as a director, he would be resigning as a member of the Company's Board of Directors.  His resignation is effective as of the same date.

In February and March of 2012, the Company executed four convertible notes payable in the aggregate principal amount of $375,000.  The notes, convertible into Common Stock at $0.19 per share, have maturity dates ranging from March 31, 2012 to June 30, 2012.  As of March 31, 2012 two notes in the combined principal amount of $250,000 are past due.

On March 20, 2012, the Company, Juventas, and certain other parties entered into a Settlement Agreement and Mutual Release (the "Settlement Agreement"), pursuant to which the Juventas Agreements (see Note 6 "Other Significant Transactions") were effectively terminated and all amounts owed and other claims thereunder were settled as more specifically set forth therein. As the result of the Settlement Agreement, the Company has reacquired its North American distribution rights, as well as the rights under certain sub-distribution agreements entered into by Juventas in respect of WCI's CellerateRX Powder product.

In connection with the Settlement Agreement, the Company, WCI, and certain of their affiliates (collectively, the "Company Parties"), issued to Juventas a Secured Promissory Note in the principal amount of $930,000.  The Company Parties also entered into a security agreement with Juventas pursuant to which the note was secured by all inventory of the Company Parties (together with any proceeds of such inventory), and certain affiliates of the Company entered into guaranty agreements with Juventas with respect to amounts owed under the note.

On March 20, 2012, Scott A. Haire resigned as the Company's Chief Executive Officer and Chairman of the Board, and Deborah J. Hutchinson resigned as the Company's President. Both Mr. Haire and Ms. Hutchinson will continue to serve as directors of the Company, and Mr. Haire will also continue to serve as the Company's Chief Financial Officer.

Also on March 20, 2012, Robert Lutz, Jr., was appointed to fill the remaining vacancy on the Company's Board of Directors, and to serve as the Chairman of the Board and as the Company's President and Chief Executive Officer. He also currently serves as the President of R.L. Investments Inc. and Lutz Investments LP. From May 1994 to March 31, 2000, he served as the Chairman and Chief Executive Officer of AMRESCO, Inc., and prior to that, served as the President and Chief Operating Officer of Balcor/Allegiance Realty Group, a subsidiary of the American Express Company. Mr. Lutz has extensive management and leadership experience with both public and private companies, including subsidiaries of Liberty Corp, American Express and AMRESCO. He has been an Independent Director of Felcor Lodging Trust Inc., a General Partner of Felcor Lodging LP (a publicly-traded REIT) since July 1998. He serves as a Trustee of Urban Land Institute. He served as a Trust Manager of AMRESCO Capital Trust since 1998. Mr. Lutz served as a Director of Bristol Hotel Company from December 1995 to its merger into Felcor Lodging Trust Inc. in July 1998.

On March 27, 2012, the Company issued convertible debentures in the principal amount of $400,000.  The debentures, which mature on March 27, 2015, accrue interest at 6% per annum and are convertible into shares of the Company's common stock at a conversion price equal to seventy percent (70%) of the lowest closing bid price per share for the twenty trading days immediately preceding the date of conversion.  The Company also issued the lender 200,000 shares of common stock related to the debentures.

In March of 2012, the Company paid the $500,000 related party note payable in full.

On April 2, 2012 the Board of Directors adopted a Code of Ethics ("the Code") that applies to all Company directors, officers, and employees.  The Code incorporates guidelines designed to deter wrongdoing, to promote honest and ethical conduct, compliance with applicable laws, regulations and disclosure requirements, prompt internal reporting of Code violations and accountability for Code adherence.  A copy of the Code is available, free of charge, on our website http://woundmanagementtechnologies.com under the "Executive Team" page.

The Company has evaluated subsequent events from the balance sheet date through the date of this filing.